Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Purchased software	8,250	11,055
Total cost	8,250	11,055
Less: accumulated amortization	(4,430)	(5,518)
Intangible assets, net	3,820	5,537

Schedule of estimated amortization expense of existing intangible assets

RMB’000
For the year ending December 31,
2023	1,978
2024	1,419
2025	1,173
2026	616
2027	351
Total	5,537